Goodwill (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill.
Balances at beginning of the year	$ 1,631,771	$ 1,631,094	$ 484,877
Business combinations (Note 4)			1,042,163
Foreign currency effects	(52,777)	677	104,054
Balances at end of year	$ 1,578,994	$ 1,631,771	$ 1,631,094